Offerings	Jun. 15, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares issuable on exercise of Warrants
Amount Registered | shares	4,969,296
Proposed Maximum Offering Price per Unit	11.50
Maximum Aggregate Offering Price	$ 57,146,904.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,891.99
Offering Note	Pursuant to Rule 416(a), there are also being registered an indeterminable number of additional securities as may be issued to prevent dilution resulting from share subdivisions, share dividends or similar transactions.

Represents 4,969,296 ordinary shares of the Company (the “Ordinary Shares”) issuable upon the exercise of the Company’s warrants (the “Warrants”).

Calculated pursuant to Rule 457(g) under the Securities Act of 1933, as amended (the “Securities Act”), based on the exercise price of the Warrants.

Pursuant to Rule 457(p) under the Securities Act, the registrant hereby offsets the registration fee for this registration statement on Form F-3 by $7,891.99, of a total amount of $8,750.44 which represents the registration fee previously paid with respect to 4,969,296 Ordinary Shares issuable on exercise of the Warrants that were registered but not sold (out of the aggregate 4,970,007 Ordinary Shares issuable on exercise of the Warrants that were registered but not sold) pursuant to the registrant’s Registration Statement on Form F-1 (File No. 333-283617) initially filed by the registrant with the Securities and Exchange Commission on December 5, 2024 and declared effective on December 17, 2024, which the registrant intends to withdraw upon the effectiveness of this registration statement on Form F-3.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	1,419,000
Proposed Maximum Offering Price per Unit	12.5650
Maximum Aggregate Offering Price	$ 17,829,735.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,462.29
Offering Note	Represents 1,419,000 Ordinary Shares issued under the Company’s 2024 Share Incentive Plan to the Selling Securityholders named in the prospectus included in this registration statement on Form F-3. The shares issuable under the 2024 Share Incentive Plan have been previously registered on a registration statement on Form S-8 (File No. 333-284642) filed by the registrant with the Securities and Exchange Commission on January 31, 2025 (the “Form S-8”).

The proposed maximum offering price per Ordinary Share, which is estimated solely for the purposes of calculating the registration fee under Rule 457(h) and Rule 457(c) under the Securities Act, is based on $12.565 per Ordinary Share, the average of the high and low prices for the Company’s Ordinary Shares as quoted on the Nasdaq Capital Market on June 15, 2026.